Balances and Transactions with Related Parties	12 Months Ended
Dec. 31, 2022
Disclosure of related party [Abstract]
BALANCES AND TRANSACTIONS WITH RELATED PARTIES

Note 26: - Balances and Transactions with Related Parties

a.	Balances with related parties

	December 31, 2022	December 31, 2021
	U.S. Dollars in thousands

Trade receivable	$544	$1,295
Other accounts payables	$186	$101

b.	Transactions with employed/directors that accounts as related parties

	Year Ended December 31,
	2022	2021	2020
	U.S. Dollars in thousands

Remuneration of directors not employed by the Company or on its behalf	$331	$487	$506

Number of People to whom the Salary and remuneration Refer:

Directors not employed by the Company	9	9	9

Total Directors employed and not employed by the Company	9	9	9

c.	Transactions with key executive personnel (including non-related parties)

	Year Ended December 31,
	2022	2021	2020
	U.S. Dollars in thousands

Salary and Related Expenses	$3,590	$2,791	$3,237
Share-based payment	547	255	457
Total	$4,137	$3,046	$3,694

d.	Transactions with related parties

	Year Ended December 31,
	2022	2021	2020
	U.S. Dollars in thousands
Revenues	$5,298	$5,356	$3,899
Cost of Goods Sold	$19	$51	$255
Selling and marketing expenses	$0	$0	$0
General and administrative expenses	$214	$227	$522

e.	Terms of Transactions with Related Parties

Sales to related parties are conducted at market prices. Outstanding trade receivables due from related parties the end of the year bears no interest and their settlement will be in cash. For the years ended December 31, 2022, 2021 and 2020, the Company recorded no allowance for doubtful accounts for trade receivable due from related parties.

1.	On May 26, 2011, the Company entered into an amended agreement with Tuteur SACIFIA (“Tuteur”), a company registered in Argentina, currently under the control of the Hahn family. Such amended agreement revises and replaces the distribution agreement signed in 2001 between the Company and Tuteur in connection with the distribution of GLASSIA in Argentina and Paraguay. The amended agreement was made as an arm’s length transaction. On August 19, 2014, the Company entered into a subsequent amendment to the agreement, pursuant to which, the Company granted Tuteur distribution right in Argentina for its KAMRHO(D) product. In addition, the distribution territory and expanded to include Bolivia.

Pursuant to the distribution agreement, Tuteur serves as the exclusive distributor of GLASSIA and KAMRHO(D), in Argentina, Paraguay and Bolivia.

During 2018, a third amendment to the agreement was executed, which was effective as of July 1, 2018, pursuant to which the Company extended a price discount for GLASSIA. Pursuant to the third amendment Tuteur was obligated to issue bank guarantees to cover any future outstanding debt due to supply of products by the Company to Tuteur.

In May 2020, the Company and Tuteur entered into new agreement pursuant to which Tuteur serves as the exclusive distributor of GLASSIA and KAMRHO(D) in Argentina, Paraguay, Bolivia and Uruguay. The agreement includes minimum annual purchase commitments by Tuteur for an initial 12 month period, with respect to sales of any products in territories where registration has been completed, commencing as of the effective date of the agreement and with respect to sale of any products in the other territories, commencing the first year following the registration of any such product in the applicable territory.

On July 4, 2022, the Company and Tuteur entered into a supplemental letter agreement to the distribution agreement, pursuant to which Tuteur undertook to be responsible for an investigator-initiated targeted screening program for AATD in Uruguay in patients diagnosed with obtrusive pulmonary disease, with the purpose of identifying patients suitable for treatment with GLASSIA, to be conducted at Sociedad Uruguaya de Neumologia, Montevideo, Uruguay. The Company agreed to support the funding of the study up to $30,000, inclusive of all applicable taxes, and Tuteur agreed to provide the Company with all collected data, information, results and reports generated or derived as a result of the study, and to obtain in advance all necessary approvals for the study. According to the terms of the agreement, the Company is not responsible for and does not bear any liability arising from or in connection with the study.

In September 2022, following a decrease in the market price of KAMRHO(D) in Argentina mainly due to the COVID-19 pandemic affect and recent changes to treatment protocols that reduced overall consumption of the product, the Board of Directors approved the reduction of the minimum supply price (as defined in the distribution agreement) of the product in Argentina and Paraguay for the 2022 supplies. In February 2023, we and Tuteur entered into an amendment to the distribution agreement, pursuant to which KAMRHO(D)’s price for the territories of Argentina and Paraguay payable by Tuteur pursuant to the agreement, will be the higher of 60% of KAMRHO(D)’s net price sold by Tuteur in these territories or a minimum supply price as defined in the amendment to the distribution agreement.

In March 2023, the Board of Directors approved a one-time amendment to the payment terms under the distribution agreement with respect to two shipments of GLASSIA and KAMRHO(D) to be supplied to Tuteur by the end of the first quarter of 2023.

2.	On July 29, 2015, the Company entered into a distribution agreement with Khairi S.A. (“Khairi”), a company held, inter alia, by Mr. Leon Recanati, which was at the time the Chairman of the Company’s Board of Directors, and Mr. Jonathan Hahn, a director of the Company and his siblings, for the distribution of GLASSIA and KAMRHO(D) in Uruguay. The distribution agreement with Khairi was an arm’s length transaction. For the years ended on December 31, 2019, 2020 and 2021 there were no sales of product by the Company to Khairi. The agreement expired on December 31, 2020.

3.

On November 21, 2019, FIMI Opportunity Fund 6, L.P. and FIMI Israel Opportunity Fund 6, Limited Partnership (the “FIMI Funds”) acquired 5,240,956 ordinary shares at a price of $6.00, representing ownership of approximately 13% of the Company’s outstanding shares. On February 10, 2020, the Company closed a private placement with FIMI Opportunity Fund 6, L.P. and FIMI Israel Opportunity Fund 6, Limited Partnership (the “FIMI Funds”). Pursuant to the private placement the Company issued 4,166,667 ordinary shares at a price of $6.00 per share, for total gross proceeds of $25,000 thousands. Upon closing of the private placement, the FIMI Funds aggregate ownership represented approximately 21% of the Company’s outstanding shares. Concurrently, the Company entered into a registration rights agreement with the FIMI Funds, pursuant to which the FIMI Funds are entitled to customary demand registration rights (effective six months following the closing of the transaction) and piggyback registration rights with respect to all shares held by FIMI Funds. Mr. Ishay Davidi, Ms. Lilach Asher Topilsky and Mr. Uri Botzer, members of our board of directors, are executives of the FIMI Funds.

The following Israeli entities: Baran Advanced Technologies (1986) Ltd., Tri-Wall Containers (Israel) Ltd., Frenkel - C.D. Ltd., Ophir & Shalpharm Medicines & Cosmetics Ltd., Grafity Office Equipment Marketing, G-One Security Solutions, Infinya Packaging Ltd., Infinya Recycling Ltd., Spider Solutions Ltd., Emet E&M Computing, which are controlled by or affiliated with the FIMI Funds, are currently engaged by the Company for the provision of certain services relating to its continuous operations in non-material amounts and at market prices.

f.	CEO employment terms

On March 2020, the Company’s shareholders approved an amendment to the employment terms of the Company’s CEO, pursuant to which the monthly gross salary was increased to NIS 88,000 (or $25,462), effective as July 1, 2019. On October 12, 2021, the Company’s Board of Directors approved an amendment to the employment terms of the Company’s CEO, pursuant to which the CEO’s monthly gross salary increased to NIS 92,400 (or $28,607), effective as of July 1, 2021. On November 21, 2022, the Company’s Board of Directors approved an amendment to the employment terms of the Company’s CEO, pursuant to which the CEO’s monthly gross salary increased to NIS 96,000 (or $28,575), effective as of July 1, 2022.

During 2022, the Company accounted for a bonus accrual to the CEO in the amount of $175 thousand.